Investments in Unconsolidated Entities	12 Months Ended
Dec. 31, 2012
Investments in Unconsolidated Entities [Abstract]
Investments in Unconsolidated Entities

7. Investments in Unconsolidated Entities

     During the year ended December 31, 2010, we entered into a joint venture investment with Forest City Enterprises (NYSE:FCE.A and FCE.B). We acquired a 49% interest in a seven-building life science campus located at University Park in Cambridge, Massachusetts, which is immediately adjacent to the campus of the Massachusetts Institute of Technology. At December 31, 2012, our investment of $174,692,000 is recorded as an investment in unconsolidated entities on the balance sheet. The aggregate remaining unamortized basis difference of our investment in this joint venture of $448,000 at December 31, 2012 is primarily attributable to real estate and related intangible assets and will be amortized over the life of the related properties and included in the reported amount of income from unconsolidated entities.

     On December 31, 2010, we formed a strategic partnership with a national medical office building company whereby the partnership invested in 17 medical office properties. We own a controlling interest in 11 properties and consolidate them. Consolidation is based on a combination of ownership interest and control of operational decision-making authority. We do not own a controlling interest in six properties and account for them under the equity method. Our investment in the strategic partnership provides us access to health systems and includes development and property management resources.

     During the three months ended June 30, 2012, we entered into a joint venture with Chartwell Retirement Residences (TSX:CSH.UN). The portfolio contains 42 properties in Canada, 39 of which are owned 50% by us and Chartwell, and three of which we wholly own. All properties are managed by Chartwell. In connection with the 39 properties, we invested $223,134,000 of cash which was recorded as an investment in unconsolidated entities on the balance sheet. The 39 properties are accounted for under the equity method of accounting and do not qualify as VIEs (variable interest entities). The joint venture is structured under RIDEA. The aggregate remaining unamortized basis difference of our investment in this joint venture of $8,656,000 at December 31, 2012 is primarily attributable to transaction costs that will be amortized over the weighted-average useful life of the related properties and included in the reported amount of income from unconsolidated entities.

     The results of operations for these properties have been included in our consolidated results of operations from the date of acquisition by the joint ventures and are reflected in our statements of comprehensive income as income or loss from unconsolidated entities. The following is a summary of our income from and investments in unconsolidated entities (dollars in thousands):

			Year Ended December 31,			December 31,
	Percentage Ownership	Properties	2012 Income (loss)	2011 Income (loss)	2010 Income (loss)	2012 Assets	2011 Assets
Seniors housing triple-net(1)	10% to 49%	21	$(33)	$(9)	$-	$34,618	$30,975
Seniors housing operating	33% to 50%	39	(6,364)	(1,531)	-	217,701	15,429
Medical facilities	36% to 49%	13	8,879	7,312	6,673	186,617	195,318
Total			$2,482	$5,772	$6,673	$438,936	$241,722

(1) Asset amounts include an available-for-sale equity investment. See Note 16 for additional information.